Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 76,760	$ 136,881	$ 158,263	$ 129,328
Borrowings	(94,169)	(94,245)
Lease liabilities	(10,482)	(11,250)
Warrant liability	(5,033)
Net Debt	(32,924)	31,386
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (104,651)	(52,631)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings		$ (52,864)